ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
Summary of business combinations

		Date of acquisition	Purchase price	Goodwill	Intangibles with indefinite life	Amortizable intangibles
			RMB	RMB	RMB	RMB

Entities acquired during the year ended December 31, 2011
(1)	Guangzhou ZS Career Enhancement	Jan 1, 2011	96,644	87,147	19,800	5,233
(2)	Jinan Wangrong Investment Consulting Co., Ltd (“Jinan WR Career Enhancement”)	Jan 5, 2011	50,278	38,363	13,800	920
(3)	Hebei YL Career Enhancement	Jan 13, 2011	89,796	74,929	14,276	4,660
(4)	Chongqing Xiate Technology and Development Co., Ltd (“Chongqing XT Career Enhancement”)	Jan 21, 2011	34,739	26,743	9,227	310
(5)	Beijing Haidian Xin’ganxian Training School and Beijing Huairou Xin’ganxian Training School (“Beijing XGX Tutoring”)	March 10, 2011	34,531	27,771	6,400	1,923
(6)	Genesis Career Enhancement	May 1, 2011	53,185	39,781	19,300	5,270
(7)	Beijing JT Tutoring	Jul 12, 2011	80,000	72,495	—	10,295
		Sub-total	439,173	367,229	82,803	28,611

Entities acquired during the year ended December 31, 2012
(8)	Sixteen tutoring centers	Jan 1, 2012	94,938	70,580	—	7,700

Guangzhou ZS Career Enhancement
ACQUISITIONS
Schedule of purchase price allocation based on the fair values of the acquired assets and liabilities

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	2,948
Accounts receivable	3,966
Prepaid and other current assets	4,273
Property and equipment	2,299
Intangible assets:
Trade name	19,800	Indefinite
Student population	5,200	3.0
Non-compete agreement	33	3.0
Goodwill	87,147
Total assets acquired	125,666
Deferred revenue	(11,726)
Other liabilities assumed	(7,799)
Deferred tax liability	(6,292)
Non-controlling interest	(3,205)
Total	96,644

Jinan WR Career Enhancement
ACQUISITIONS
Schedule of purchase price allocation based on the fair values of the acquired assets and liabilities

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	766
Accounts receivable	1,323
Prepaid and other current assets	1,269
Other non-current assets	11
Property and equipment	109
Intangible assets:
Trade name	13,800	Indefinite
Cooperative agreement	900	10.0
Non-compete agreement	20	3.0
Goodwill	38,363
Total assets acquired	56,561
Deferred revenue	(1,003)
Other liabilities assumed	(1,606)
Deferred tax liability	(3,674)
Total	50,278

Hebei YL Career Enhancement
ACQUISITIONS
Schedule of purchase price allocation based on the fair values of the acquired assets and liabilities

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,131
Accounts receivable	363
Prepaid and other current assets	3,267
Property and equipment	462
Intangible assets:
Trade name	14,276	Indefinite
Cooperative agreement	4,180	10.0
Non-compete agreement	480	3.0
Goodwill	74,929
Total assets acquired	99,088
Deferred revenue	(3,948)
Other liabilities assumed	(607)
Deferred tax liability	(4,737)
Total	89,796

Chongqing XT Career Enhancement
ACQUISITIONS
Schedule of purchase price allocation based on the fair values of the acquired assets and liabilities

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	649
Accounts receivable	111
Prepaid and other current assets	2,156
Property and equipment	316
Intangible assets:
Trade name	9,227	Indefinite
Non-compete agreement	310	3.0
Goodwill	26,743
Total assets acquired	39,512
Deferred revenue	(1,020)
Other liabilities assumed	(1,444)
Deferred tax liability	(2,309)
Total	34,739

Beijing XGX Tutoring
ACQUISITIONS
Schedule of purchase price allocation based on the fair values of the acquired assets and liabilities

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,996
Accounts receivable	96
Prepaid and other current assets	2,686
Property and equipment	104
Intangible assets:
Trade name	6,400	Indefinite
Student population	1,900	1.8
Non-compete agreement	23	3.0
Goodwill	27,771
Total assets acquired	40,976
Deferred revenue	(1,348)
Other liabilities assumed	(3,011)
Deferred tax liability	(2,086)
Total	34,531

Genesis Career Enhancement
ACQUISITIONS
Schedule of purchase price allocation based on the fair values of the acquired assets and liabilities

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	9,422
Accounts receivable	6,461
Prepaid and other current assets*	10,258
Property and equipment	2,060
Intangible assets:
Trade name	19,300	Indefinite
Customer relationship	5,270	5.7
Goodwill	39,781
Total assets acquired	92,552
Deferred revenue	(4,400)
Dividend payable	(4,905)
Other liabilities assumed*	(23,731)
Deferred tax liability	(6,331)
Total	53,185

* The “Prepaid and other current assets” primarily relate to the shareholder transactions with the ex-owner. The “Other liabilities assumed” primarily relate to the payments made by the ex-owner on behalf of the acquiree.

Beijing JT Tutoring
ACQUISITIONS
Schedule of purchase price allocation based on the fair values of the acquired assets and liabilities

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	9,519
Accounts receivable	65
Prepaid and other current assets	1,703
Property and equipment	146
Intangible assets:
Student population	7,940	5.5
Non-compete agreement	2,355	4.5
Goodwill	72,495
Total assets acquired	94,223
Deferred revenue	(9,461)
Other liabilities assumed	(2,189)
Deferred tax liabilities	(2,573)
Total	80,000

Sixteen Training Centers
ACQUISITIONS
Schedule of purchase price allocation based on the fair values of the acquired assets and liabilities

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	12,000
Prepaid and other current assets	8,942
Property and equipment	24,777
Intangible assets:
Student population	7,700	5.0
Goodwill	70,580
Total assets acquired	123,999
Deferred revenue	(20,942)
Deferred tax liabilities	(8,119)
Total	94,938